Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	25,000	6,500
Preferred stock, shares outstanding	25,000	6,500
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	35,385,662	36,499,662
Common stock, shares outstanding	35,385,662	36,499,662
Previously Reported
Preferred stock, shares issued		6,500	25,000
Preferred stock, shares outstanding		6,500	25,000
Common stock, shares issued		36,499,662	31,874,662
Common stock, shares outstanding		36,499,662	31,874,662